Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue
23.	Revenue

The table below presents an analysis of revenue generated from voyage and time charter agreements:

For the years ended December 31,	2024	2023	2022
Voyage Charter	374,587,812	373,693,986	204,619,286
Time Charter (see Note 20)	18,642,019	39,402,620	66,353,135
Total	393,229,831	413,096,606	270,972,421

IFRS 15 Revenue from Contracts with Customers

As of December 31, 2024, 2023 and 2022, the Group had, within the scope of IFRS 15, unearned revenue from voyage charter agreements related to undelivered performance obligations of $14,416,473, $5,590,403 and $9,861,064 which will be/were recognized in the first quarter of 2025, 2024 and 2023, respectively.

Further, as of December 31, 2024 and 2023, capitalized contract fulfilment costs amounted to $3,065,772 and $1,903,516, respectively.

The table below presents an analysis of earned revenue under voyage charters:

For the years ended December 31,	2024	2023	2022
Freight	336,057,387	338,979,059	192,579,493
Demurrages	38,530,425	34,714,927	12,039,793
Total	374,587,812	373,693,986	204,619,286

As at December 31, 2024 and 2023, the Group’s trade receivables amounted to $38,202,231 and $55,234,678, respectively. Charterers, whose outstanding balance, exceed 10% of the total trade receivable amount are presented below:

Customer	2024	2023
Charterer A	20%	17%
Charterer B	19%	13%
Charterer C	12%	10%
Charterer D	10%	—

Credit concentration

Customers individually accounting for more than 10% of the Group’s revenues during the years ended December 31, 2024, 2023 and 2022 were:

Customer	2024	2023	2022
A	14%	—%	18%
B	13%	—%	14%
C	—	—	11%
Total	27%	—%	43%

Revenue by continent

The below table presents revenue generated per continent, based on the Company’s customers’ headquarters, for the years ended December 31, 2024, 2023 and 2022:

Continent	2024	2023	2022
Europe	172,520,562	167,047,840	110,356,905
Asia	162,109,986	156,744,760	118,995,899
South America	19,159,005	40,515,310	4,550,317
North America	37,989,863	48,788,696	37,069,299
Africa	1,450,415	—	—
Total	393,229,831	413,096,606	270,972,421

All of the revenues above are reported under the Group’s single segment, the crude oil tanker segment.